Financial instruments - Additional information (Details) - USD ($) $ in Millions		6 Months Ended
	May 22, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long term note receivable and capitalized transaction costs	$ 150
Long term note receivable	142
Capitalized transaction costs	$ 4
Long term note receivable, interest rate	10.00%
Long term note receivable, interest payable in kind, period	3 years
Long term note receivable, effective interest rate		10.00%
Contingent amount		$ 395
Unsettled derivative positions - assets (liabilities), net		13		$ (2)
Gains on change in fair value of derivatives		14		8
Losses on change in fair value of derivatives		1		10
Maximum exposure to credit risk of loans or receivables		155
Non-current financial assets		513		287
Collateral		375
Cash Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term note receivable, interest rate	3.00%
Paid In Kind Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term note receivable, interest rate	7.00%
Measured at amortized cost or cost
Disclosure of detailed information about borrowings [line items]
Non-current financial assets		348		179
Current financial assets		307		$ 303
Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure of detailed information about borrowings [line items]
Non-current financial assets		154
Current financial assets		$ 1
Minimum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration		0.55
Maximum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration		0.57
Level 3 | Contingent consideration liabilities
Disclosure of detailed information about borrowings [line items]
Adjustments for changes in assumptions		$ 0	$ 7